Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
MYT Holding LLC | Mytheresa Group
Disclosure of transactions between related parties
Percentage of ownership	78.30%	78.40%
MYT Ultimate Parent LLC
Disclosure of transactions between related parties
Receivables	€ 213	€ 213
Liabilities	€ 838	€ 838